Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
2/29/20 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (94.3%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.9%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$100,000	$110,196
Jefferson, Cnty. Rev. Bonds, (Warrents), 5.00%, 9/15/29	AA	100,000	124,482

			234,678
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	127,492

			127,492
Arizona (0.3%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	35,000	35,982

			35,982
California (9.0%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	110,000	119,088
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 3.25%, 12/1/27	A-	150,000	163,805
CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/20), (Republic Svcs., Inc.), Ser. A, 1.09%, 8/1/23	BBB+	250,000	250,053
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	111,969
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	203,612
San Bernardino Cnty., FRB, Ser. C, 1.885%, 8/1/23	AA+	250,000	247,250

			1,095,777
Colorado (2.7%)
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.13%, 9/1/39	A2	100,000	100,830
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	Baa2	100,000	123,815
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	107,655

			332,300
District of Columbia (1.7%)
DC, Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	199,978

			199,978
Florida (4.5%)
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A , 5.00%, 10/1/25	A1	100,000	121,173
Jacksonville, Port Auth. Rev. Bonds, 4.50%, 11/1/32	A2	300,000	323,283
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	A-	100,000	100,732

			545,188
Georgia (3.0%)
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	90,000	98,312
Main Street Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/21	A2	50,000	51,951
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A3	200,000	209,344

			359,607
Illinois (9.9%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	81,603
Chicago, Board of Ed. G.O. Bonds
Ser. E, 5.00%, 12/1/21	BB-	50,000	53,184
(School Reform), Ser. A, NATL, zero %, 12/1/21	Baa2	100,000	97,649
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/23	A	100,000	111,032
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	59,038
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	120,010
IL State G.O. Bonds
5.00%, 2/1/26	Baa3	100,000	120,155
5.00%, 7/1/23	Baa3	50,000	56,195
Ser. D, 5.00%, 11/1/21	Baa3	150,000	159,780
Ser. A, 5.00%, 4/1/21	Baa3	100,000	104,243
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	120,324
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	49,668
Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5.25%, 6/1/21	A	20,000	21,023
5.25%, 6/1/20	A	50,000	50,507

			1,204,411
Indiana (0.9%)
Whiting, Env. Fac. Mandatory Put Bonds (11/1/22), (BP Products North America, Inc.), 5.00%, 11/1/45	A1	100,000	110,313

			110,313
Kentucky (2.1%)
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	30,000	30,251
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	225,940

			256,191
Louisiana (2.0%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	A+/F	200,000	243,444

			243,444
Maryland (0.7%)
MD Econ. Dev. Corp. Rev. Bonds, (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	85,738

			85,738
Michigan (2.3%)
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BB+	240,000	273,581

			273,581
Minnesota (1.2%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	40,000	42,335
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 3.00%, 3/1/20	Ba2	100,000	100,000

			142,335
Mississippi (0.8%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	100,000	100,670

			100,670
Missouri (0.8%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/20	Baa3	100,000	100,000

			100,000
Montana (4.0%)
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa3	400,000	482,928

			482,928
Nevada (0.1%)
Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	15,000	16,615

			16,615
New Jersey (1.9%)
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. B, 5.00%, 11/1/26	Baa1	100,000	122,865
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
5.00%, 9/15/23	Baa1	75,000	84,965
(Holy Name Med. Ctr.), 4.50%, 7/1/20	Baa2	25,000	25,265

			233,095
New Mexico (0.8%)
Farmington, Poll. Control Mandatory Put Bonds (10/1/21), (Public Svcs. Co. of NM), 1.875%, 4/1/33	BBB+	100,000	101,006

			101,006
New York (4.1%)
Metro. Trans. Auth. Rev. Bonds
Ser. B-2B, 5.00%, 5/15/21	A1	100,000	104,844
Ser. C-1, 4.00%, 11/15/34	A1	100,000	118,222
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	100,000	119,014
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46 (Prerefunded 3/24/20)	A2	40,000	40,078
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	121,568

			503,726
Ohio (4.1%)
Carlisle, Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/31	AA	100,000	113,397
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB-/F	50,000	51,124
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/26	A1	165,000	150,917
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23	A	50,000	56,949
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	120,704

			493,091
Pennsylvania (10.3%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	252,992
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	116,738
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	44,542
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	200,000	200,438
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Republic Services, Inc.), Ser. A, 1.20%, 4/1/34	BBB+	300,000	300,063
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35%, 10/1/23	AA+	100,000	105,123
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	179,217
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	56,502

			1,255,615
Puerto Rico (2.5%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, NATL, 5.50%, 7/1/29	Baa2	30,000	33,382
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	152,482
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. N, AMBAC, 5.50%, 7/1/29	C	25,000	28,268
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. A, AMBAC, zero %, 7/1/29	C	130,000	90,518

			304,650
South Carolina (0.9%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. B, 5.00%, 12/1/38	A2	100,000	113,415

			113,415
Texas (15.7%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
4.00%, 12/1/31	AAA	200,000	230,012
4.00%, 12/1/31	AAA	165,000	193,147
Central TX Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/37	A-	200,000	252,016
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	299,223
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	200,000	215,702
Georgetown, G.O. Bonds, 4.00%, 8/15/33	AA+	285,000	338,457
Houston, Arpt. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/20	BB	100,000	101,332
Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33(WIS)	Aa2	200,000	273,856

			1,903,745
Washington (5.0%)
Port of Seattle Rev. Bonds, 5.00%, 4/1/38	A1	400,000	506,888
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.18%, 1/1/42	A+	100,000	100,956

			607,844

Total municipal bonds and notes (cost $10,881,241)			$11,463,415

SHORT-TERM INVESTMENTS (6.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund 1.74%(AFF)	747,838	$747,838

Total short-term investments (cost $747,838)		$747,838
TOTAL INVESTMENTS

Total investments (cost $11,629,079)		$12,211,253

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,161,214.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(WIS)	When-issued security (Note 1).
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/20
	Short-term investments
	Putnam Short Term Investment Fund*	$405,786	$1,952,300	$1,610,248	$3,078	$747,838

	Total Short-term investments	$405,786	$1,952,300	$1,610,248	$3,078	$747,838
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $255,508 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.15%, 1.52% and 1.46%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	17.3%
	Healthcare	16.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$11,463,415	$—
Short-term investments	747,838	—	—

Totals by level	$747,838	$11,463,415	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com